Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets	Depreciation is computed using the straight-line method over the following estimated useful lives of assets:
Asset	Useful Life
Leasehold improvements	1 – 7 years
Vehicles and trailers	3 – 5 years
Computers and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	3 – 7 years
Depreciation is computed using the straight-line method over the following estimated useful lives of assets:
Asset	Useful Life
Leasehold improvements	1 – 7 years
Vehicles and trailers	3 – 5 years
Computers and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	3 – 7 years

Schedule of Other Current Liabilities	As of June 30, 2023 and December 31, 2022, other current liabilities consisted of the following (in thousands):
	June 30, 2023	December 31, 2022
Financing obligation, current (see Note 6 – Leases)	$23,971	$9,117
Payroll accruals	4,091	2,117

Professional fees accruals	1,491	3,677
Other accrued liabilities	581	267
Other current liabilities	$30,134	$15,178